SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL

(in $)	2013	2012
Authorized share capital:
2 shares of $500 each	1,000	1,000
Issued and outstanding share capital:
2 shares of $500 each	1,000	1,000